Consolidated statements of comprehensive income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income [Abstract]
Net earnings (loss)		$ 166,235	$ (204,718)
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	[1]	6,226	(6,216)
Equity investments at FVOCI - net change in fair value	[2]	(9,728)	5,837
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations		(1,875)	(44,080)
Reclassification of foreign currency translation reserve to net earnings		(5,450)	0
Other comprehensive loss, net of taxes		(10,827)	(44,459)
Total comprehensive income (loss)		155,408	(249,177)
Other comprehensive income (loss) attributable to:
Equity holders		(10,854)	(44,449)
Non-controlling interest		27	(10)
Other comprehensive loss for the year		(10,827)	(44,459)
Total comprehensive income (loss) attributable to:
Equity holders		155,469	(249,391)
Non-controlling interest		(61)	214
Total comprehensive income (loss) for the year		155,408	(249,177)
Income tax on remeasurement of defined benefit liability		2,200	(2,155)
Income tax on equity investments at FVOCI - net change in fair value		$ (1,349)	$ 665

[1]	Net of tax ( 2018 - $(2,200) ; 2017 - $ 2,155 )
[2]	Net of tax ( 2018 - $ 1,349 ; 2017 - $(665))